UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment: [___]; Amendment Number: [___].
This Amendment (Check only one.)     [___] is a restatement,
[___] adds new holdings entities

Institutional Investment Manager Filing this Report:
Name:		Sit Investment Fixed Income Advisors, Inc.
Address:	4600 Wells Fargo Center
		90 South Seventh Street
		Minneapolis, MN  55402-4130

13F file Number:  28-4373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manager:
Name:	Paul E. Rasmussen
Title	Vice President
Phone	612-332-3223

Signature, Place, and Date of Signing:
/s/  Paul E. Rasmussen, Minneapolis, Minnesota, November 4, 2003

Report Type (Check only one.):
[___]	13F HOLDINGS REPORT.  (Check here if all holdings of this
	reporting manager are reported in this report.)
[_X ]	13F NOTICE.  (Check here if no holdings are in this report,
	and all holdings are reported by other reporting manager(s).)
[___]	13F COMBINATION REPORT.  (Check here if a portion of
	of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number 28-180,  Sit Investment Associates, Inc.